Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the financial statements for all periods presented, unless otherwise stated.

a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements have been prepared on a cost basis, unless otherwise indicated.

The Company has elected to present the profit or loss items using the function of expense method.

The financial statements are presented in United States dollars (“USD” or “$”) and all values are rounded to the nearest thousand ($’000), except when otherwise indicated.

b.	The operating cycle:

The operating cycle of the Company is one year.

c.	Consolidated financial statements:

The consolidated financial statements include the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases

The financial statements of Therapix and its subsidiaries are prepared as of the same dates and periods. The accounting policies applied in the financial statements of the subsidiaries are uniform and consistent with the policies applied in the financial statements of Therapix.

Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

d.	Functional currency and foreign currency:

The financial statements are presented in US Dollars since the Company believes that preparing financial statements in US Dollars provides more relevant information to the investors.

The functional currency of the Company is NIS, which is the currency that best reflects the economic environment in which the Company operates and conducts its transactions.

Since the Company’s functional currency differs from the presentation currency, the financial statements are translated as follows:

a)	Assets and liabilities at the end of each reporting period (including comparative data) are translated at the closing rate at the end of the reporting period;

b)	Income and expenses for each period included in profit or loss (including comparative data) is translated at average exchange rates for the relevant periods; however, if exchange rates fluctuate significantly, income and expenses are translated at the exchange rates at the date of the transactions;

c)	Share capital, capital reserves and other changes in capital are translated at the exchange rate prevailing at the date of incurrence or at average exchange rates for the relevant periods;

d)	Retained earnings are translated based on the opening balance translated at the exchange rate at that date;

e)	All resulting translation differences are recognized as a separate component of other comprehensive income (loss) in equity “foreign currency translation reserve”.

e.	Financial instruments:

1.	Financial assets:

Financial assets within the scope of IAS 39 (accounts receivable) are initially recognized at fair value plus directly attributable transaction costs.

After initial recognition, accounts receivable are measured at amortized cost.

2.	Financial liabilities:

Financial liabilities are initially recognized at fair value. Loans and other liabilities measured at amortized cost are presented net of direct transaction costs.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

Financial liabilities at amortized cost:

After initial recognition, loans and other liabilities are measured based on their terms at amortized cost less directly attributable transaction costs using the effective interest method.

3.	Offsetting of financial instruments:

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statement of financial position if there is a legal enforceable right to offset the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The right of offset must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of offset to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

4.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issuance expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issuance costs are allocated to each component pro rata to the amounts determined for each component in the unit.

5.	Derecognition of financial instruments:

a)	Financial assets:

A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b)	Financial liabilities:

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

6.	Impairment of financial assets:

The Company assesses at each reporting date whether there is any objective evidence of impairment of a financial asset or group of financial assets as follows:

Financial assets carried at amortized cost:

Objective evidence of impairment exists when one or more events that have occurred after initial recognition of the asset have a negative impact on the estimated future cash flows. The amount of the loss recorded in profit or loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred) discounted at the financial asset’s original effective interest rate. If the financial asset has a variable interest rate, the discount rate is the current effective interest rate. In a subsequent period, the amount of the impairment loss is reversed if the recovery of the asset can be related objectively to an event occurring after the impairment was recognized. The amount of the reversal, up to the amount of any previous impairment, is recorded in profit or loss.

f.	Leases:

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and are made at the inception of the lease in accordance with the following principles as set out in IAS 17.

The Company as lessee - operating lease:

Leases in which substantially all the risks and rewards of ownership of the leased asset are not transferred to the Company are classified as operating leases. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

g.	Property:

Property is measured at cost, including direct acquisition costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Lab equipment	15
Computers	33
Office furniture and equipment	6
Leasehold improvements	see below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

h.	Research and development expenditures:

Research expenditures are recognized in profit or loss when incurred.

The conditions enabling capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

i.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets (property) whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use.

j.	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the attached conditions.

Government grants received from the Office of the Israeli National Authority for Technological Innovation at the Ministry of Industry, Trade and Labor (“INATI”) are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales.

The liability is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of grant received and the fair value of the liability is accounted for as a Government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability. If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

In each reporting date, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (since the Company will not be required to pay royalties) based on the best estimate of future sales and using the original effective interest method and, if so, the appropriate amount of the liability is derecognized against other income.

Amounts paid as royalties are recognized as a settlement of the liability.

k.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

As it is presently not probable that the Company will generate taxable income in the future, no deferred tax assets have been recognized in the consolidated financial statements in respect of carryforward tax losses and other temporary differences. At each reporting date, temporary differences (such as carryforward tax losses) for which deferred tax assets had not been recognized are reviewed and a respective deferred tax asset is recognized to the extent that their utilization is probable.

l.	Revenue recognition:

The Company has not yet generated any revenues from the sale of goods or from the rendering of services.

m.	Finance income and expenses:

Finance income comprises interest income on amounts invested and exchange rate gains. Interest income is recognized as it accrues using the effective interest method.

Finance expenses comprise changes in the fair value of financial liabilities measured at fair value through profit or loss and exchange rate losses. Borrowing costs are recognized in profit or loss using the effective interest method.

n.	Share/ADS-based payment transactions:

The Company’s employees and other service providers are entitled to remuneration in the form of share/ADS-based payments (“equity-settled transactions”).

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments at grant date. The fair value is determined using an acceptable option pricing model; see additional information in Note 16. In estimating fair value, the vesting conditions (consisting of service conditions and performance conditions other than market conditions) are not taken into account. The only conditions taken into account in estimating fair value are market conditions and non-vesting conditions.

As for other service providers, when the Company is unable to reliably estimate the fair value of the services received, the cost of the transactions is measured at the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity, during the period in which the performance or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. No expense is recognized for awards that do not ultimately vest.

o.	Earnings (loss) per share/ADS:

Earnings (loss) per share or per ADS are calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted number of Ordinary shares or ADSs outstanding during the period.

Basic loss per share or ADS includes only shares or ADSs that were outstanding during the period.

Potential Ordinary shares or ADSs are included in the computation of diluted loss per share or per ADS when their conversion increases loss per share or ADS from continuing operations.

p.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled less than twelve months from the end of the reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans pursuant to section 14 to the Severance Pay Law in Israel under which the Company pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

q.	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Following are the types of provisions included in the financial statements:

Legal claims:

A provision for claims is recognized when the Company has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Company to settle the obligation and a reliable estimate can be made of the amount of the obligation.

r.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).